CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 9,558,619	$ 1,366,864	¥ 7,785,180	¥ 7,047,461
Cost of revenues	(8,055,211)	(1,151,880)	(6,444,254)	(6,197,292)
Gross profit	1,503,408	214,984	1,340,926	850,169
Operating expenses:
Selling and marketing expenses	(551,406)	(78,850)	(479,369)	(460,221)
General and administrative expenses	(914,615)	(130,788)	(834,854)	(1,060,022)
Research and development expenses	(810,300)	(115,871)	(845,989)	(784,807)
Impairment of long-lived assets	0	0	(919,724)	(653,670)
Total operating expenses	(2,276,321)	(325,509)	(3,079,936)	(2,958,720)
Operating loss	(772,913)	(110,525)	(1,739,010)	(2,108,551)
Interest income	80,859	11,563	27,008	78,410
Interest expense	(498,048)	(71,220)	(229,705)	(146,026)
Foreign exchange (loss) gain	60,147	8,601	(19,531)	(57,211)
Other loss, net	(8,984)	(1,285)	(12,946)	(32,673)
Other income (expenses), net	191,044	27,319	(6,382)	100,363
Loss before income taxes	(947,895)	(135,547)	(1,980,566)	(2,165,688)
Income tax (expense) benefit	4,203	601	1,524	(17,959)
Net loss	(943,692)	(134,946)	(1,979,042)	(2,183,647)
Less: net loss attributable to non-controlling interests	(7,441)	(1,064)	(12,362)	(7,307)
Net loss attributable to Kingsoft Cloud Holdings Limited	¥ (936,251)	$ (133,882)	¥ (1,966,680)	¥ (2,176,340)
Net loss per share:
Basic | (per share)	¥ (0.23)	$ (0.03)	¥ (0.54)	¥ (0.61)
Diluted | (per share)	¥ (0.23)	$ (0.03)	¥ (0.54)	¥ (0.61)
Shares used in the net loss per share computation:
Basic	4,107,065,011	4,107,065,011	3,658,088,876	3,558,354,940
Diluted	4,107,065,011	4,107,065,011	3,658,088,876	3,558,354,940
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	¥ (126,272)	$ (18,057)	¥ 11,536	¥ 102,241
Comprehensive loss	(1,069,964)	(153,003)	(1,967,506)	(2,081,406)
Less: Comprehensive loss attributable to non-controlling interests	(7,220)	(1,032)	(12,384)	(7,334)
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited	(1,062,744)	(151,971)	(1,955,122)	(2,074,072)
Public cloud services
Revenues:
Total revenues	6,633,492	948,577	5,007,251	4,381,741
Enterprise cloud services
Revenues:
Total revenues	2,925,127	418,287	2,777,777	2,663,993
Others
Revenues:
Total revenues	¥ 0	$ 0	¥ 152	¥ 1,727